Property and Equipment, net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 208	$ 147
Less accumulated depreciation		(144)	(126)
Property and equipment, net	$ 73	64	21
Office equipment and computer hardware
Property, Plant and Equipment [Line Items]
Total property and equipment		99	96
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 109	$ 51